DEBT - Maturities (Details) - 2022 Credit Agreement $ in Thousands	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
2026	$ 771
2027	0
2028	151,325
2029	0
2030	0
Total unpaid principal	$ 152,096